WASATCH FUNDS TRUST

Supplement dated March 25, 2024 to the

Prospectus dated January 31, 2024

	Investor Class	Institutional Class
Wasatch Emerging Markets Select Fund®	WAESX	WIESX

This Supplement updates certain information contained in the Wasatch Funds Prospectus for Investor Class and Institutional Class shares (the “Prospectus”) for the Wasatch Emerging Markets Select Fund, dated January 31, 2024. You should retain this Supplement and the Prospectus for the Wasatch Emerging Markets Select Fund for future reference. Additional copies of each may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective June 30, 2024, Neal Dihora will no longer be a portfolio manager for the Wasatch Emerging Markets Select Fund. Therefore as of June 30, 2024, all references to Neal Dihora are hereby deleted in the Prospectus.

WASATCH FUNDS TRUST

Supplement dated March 25, 2024 to the

Statement of Additional Information dated January 31, 2024

	Investor Class	Institutional Class
Wasatch Core Growth Fund®	WGROX	WIGRX
Wasatch Emerging India Fund ®	WAINX	WIINX
Wasatch Emerging Markets Select Fund®	WAESX	WIESX
Wasatch Emerging Markets Small Cap Fund®	WAEMX	WIEMX
Wasatch Frontier Emerging Small Countries Fund®	WAFMX	WIFMX
Wasatch Global Opportunities Fund®	WAGOX	WIGOX
Wasatch Global Select Fund®	WAGSX	WGGSX
Wasatch Global Value Fund®	FMIEX	WILCX
Wasatch Greater China Fund®	WAGCX	WGGCX
Wasatch International Growth Fund®	WAIGX	WIIGX
Wasatch International Opportunities Fund®	WAIOX	WIIOX
Wasatch International Select Fund®	WAISX	WGISX
Wasatch Long/Short Alpha Fund®	WALSX	WGLSX
Wasatch Micro Cap Fund®	WMICX	WGICX
Wasatch Micro Cap Value Fund®	WAMVX	WGMVX
Wasatch Small Cap Growth Fund®	WAAEX	WIAEX
Wasatch Small Cap Value Fund®	WMCVX	WICVX
Wasatch Ultra Growth Fund®	WAMCX	WGMCX
Wasatch U.S. Select Fund®	WAUSX	WGUSX
Wasatch-Hoisington U.S. Treasury Fund®	WHOSX	-

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (the “SAI”) for Investor Class and Institutional Class shares dated January 31, 2024. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective April 30, 2024, the section “Open/Closed Status of Funds” in the section entitled “General Information and History” on page 3 of the SAI is hereby deleted in its entirety and replaced with the following:

Open/Closed Status of Funds. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Select Fund, Global Value Fund, Greater China Fund, International Growth Fund, International Opportunities Fund, International Select Fund, Long/Short Alpha Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Ultra Growth Fund, U.S. Select Fund, and U.S. Treasury Fund are each open to investors.

The Core Growth Fund is closed to new purchases except purchases by new or existing shareholders purchasing directly from Wasatch Funds, existing shareholders purchasing through intermediaries, and current shareholders purchasing through financial advisors and retirement plans. Fund officers may waive or revise the conditions of a closed fund for an intermediary depending on its ability to systematically apply the conditions.

Effective June 30, 2024, Neal Dihora will no longer be a portfolio manager for the Wasatch Emerging Markets Select Fund. Therefore as of June 30, 2024, all references to Neal Dihora are hereby deleted in the SAI.